REVENUES (Revenues by Location) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	$ 2,481,781,084	¥ 16,076,481,503	¥ 9,978,528,648	¥ 7,078,838,515
CHINA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net		6,231,071,128	4,357,362,571	3,461,295,473
USA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net		4,146,330,928	1,766,283,018	414,371,308
UNITED KINGDOM [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net		839,243,321	1,266,982,317	227,654,714
CHILE [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net		1,018,522,680	580,383,748	4,601,077
Turkey [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net		377,663,473	50,119,561	11,200,726
Thailand [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net		328,505,810	65,578,638	28,028,698
SOUTH AFRICA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net		346,904,294	534,571,266	681,502,434
JAPAN [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net		997,526,339	486,201,347	112,460,144
Rest Of The World [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net		¥ 1,790,713,530	¥ 871,046,182	¥ 2,137,723,941